Offerings - Offering: 1	Nov. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,700.00
Offering Note	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act").